Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2014	Mar. 31, 2013
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.33%	0.34%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.08%